Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001122649
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2019
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2019
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
The Hillman Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Hillman Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hillman Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the most recent fiscal year ended September 30, 2018 , the Fund's portfolio turnover rate was 51.30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.30%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund” means any investment company in which the Fund invests or has invested during the previous fiscal year. The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. The Example include s the Fund's contractual expense limitation through January 31, 20 20 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to achieve its objective, the Fund invests primarily in common stocks of U.S. companies that the Advisor believes have qualitative and quantitative competitive advantages, as described below, and have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; whose value is not currently well known; or whose value is not fully recognized by the public.

In selecting investments for the Fund, the Advisor first looks at qualitative measures of a company.  Qualitative measures of a company include:

•      dominance in a particular industry or niche market;

•      management style and adaptability;

•      strength of pricing and purchasing power;

•      barriers to industry competition;

•      strength of brand or franchise with commensurate brand loyalty; and

•      quality of products and services.

If certain companies meet most or all of the qualitative measures, the Advisor then seeks to identify which of those companies possess certain positive quantitative measures and which of those companies the Advisor feels show superior prospects for growth.  The Advisor may make investments without regard to market capitalization.  These companies may, in the view of the Advisor, exhibit positive changes such as a promising new product, new distribution strategy, new manufacturing technology, new management team, or new management philosophy.  These companies may also be responsible for technological breakthroughs and/or unique solutions to market needs.  The quantitative measures of a company include:

•      price-to-book ratio;

•      present value of discounted projected cash flows;

•      balance sheet strength;

•      price-to-sales ratio; and

•      price-to-earnings ratio.

The Advisor allocates a target percentage of total portfolio value to each security it purchases.  From time to time, the Fund may also focus the Fund's assets in securities of one or more particular sectors of the economy . As of September 30, 2018, the Fund was principally invested in the consumer discretionary, consumer staples, and healthcare sectors. The Advisor may sell a portfolio holding if the Advisor believes that the price of the security is overvalued or to rebalance the security to the Advisor's targeted percentage of total portfolio value for that security.

The Advisor may also sell (or “write”) call and put options for the Fund.  Besides selling options in order to receive premiums, the Advisor will seek to sell options that obligate the Fund to purchase or sell the underlying stock at a price believed to be attractive based on the qualitative and quantitative factors described above.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. Generally, the Fund will be subject to the following additional risks:

•      Cybersecurity Risk. As part of its business, the Advisor processes, stores , and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties , and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

•      Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

•      Market Risk.  Market risk refers to the possibility that the value of equity securities held by the Fund may decline due to daily fluctuations in the securities markets.

•      Risks from Writing Options.  Writing option contracts can result in losses that exceed the Fund's initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that an increase in the market value of the underlying security may result in the Fund selling the security at a lower price than its current market value.  Writing call options also limits the opportunity to profit from an increase in the market value of the underlying security.  The risk involved in writing a put option is that a decrease in the market value of the underlying security may result in the Fund purchasing the security at a higher price than its current market value.

•      Sector Focus Risk.  The Fund may, at times, be more heavily invested in certain sectors, which may cause the value of its shares to be especially sensitive to factors and economic risks that specifically affect those sectors and may cause the Fund's share price to fluctuate more widely than the shares of a mutual fund that invests in a broader range of industries.

•      Small-Cap and Mid-Cap Companies Risk.  Investing in the securities of small-cap and mid-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies usually have more limited marketability and, therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table shown provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting www.ncfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table shown provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.ncfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above, the fund's highest quarterly return was 22.62% (quarter ended June 30, 2009) and the Fund's lowest quarterly return was -25.33% (quarter ended December 31, 2008).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Period Ended December 31, 2018
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

The Hillman Fund | S&P 500 Total Return Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Total Return Index (reflects no deductions for fees and expenses)
Past 1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Past 5 Years	rr_AverageAnnualReturnYear05	8.49%
Past 10 Years	rr_AverageAnnualReturnYear10	13.12%
The Hillman Fund | No Load Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCMAX
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.53%
1 Year	rr_ExpenseExampleYear01	$ 156
3 Years	rr_ExpenseExampleYear03	511
5 Years	rr_ExpenseExampleYear05	890
10 Years	rr_ExpenseExampleYear10	$ 1,954
2008	rr_AnnualReturn2008	(45.69%)
2009	rr_AnnualReturn2009	44.57%
2010	rr_AnnualReturn2010	11.81%
2011	rr_AnnualReturn2011	(6.61%)
2012	rr_AnnualReturn2012	10.94%
2013	rr_AnnualReturn2013	32.68%
2014	rr_AnnualReturn2014	14.38%
2015	rr_AnnualReturn2015	(2.62%)
2016	rr_AnnualReturn2016	16.16%
2017	rr_AnnualReturn2017	16.37%
2018	rr_AnnualReturn2018	(16.37%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.33%)
Label	rr_AverageAnnualReturnLabel	Before taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(2.68%)
Past 5 Years	rr_AverageAnnualReturnYear05	7.94%
Past 10 Years	rr_AverageAnnualReturnYear10	12.53%
The Hillman Fund | No Load Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(3.00%)
Past 5 Years	rr_AverageAnnualReturnYear05	7.67%
Past 10 Years	rr_AverageAnnualReturnYear10	12.29%
The Hillman Fund | No Load Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
Past 1 Year	rr_AverageAnnualReturnYear01	(1.52%)
Past 5 Years	rr_AverageAnnualReturnYear05	6.45%
Past 10 Years	rr_AverageAnnualReturnYear10	10.81%

[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund's investment advisor, Hillman Capital Management, Inc., (the "Advisor") has entered into an expense limitation agreement with the Fund (the "Expense Limitation Agreement") under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses ( exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor) ) to not more than 1.499% of the average daily net assets of the Fund. The Expense Limitation Agreement runs through January 31, 20 20 , and may be terminated by the Board of Trustees of the Fund (the "Board" or the "Trustees") at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.